Employee Benefits - Recorded Severance Liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movements in Severance Benefits [Roll Forward]
Beginning of Year	$ 656	$ 800	$ 875
Charged to Expense	581	417	551
Payments	(564)	(583)	(619)
Other	(46)	22	(7)
End of Year	$ 627	$ 656	$ 800